General and administrative expenses - Schedule of general and administrative expenses (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses [Line Items]
Personal Assets Tax	$ 8,132	$ 912
Other related parties [member]
General and administrative expenses [Line Items]
Personal Assets Tax	$ 8,017	$ 1,072	$ 279